Fair Value of Financial Assets and Liabilities that were Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Assets:
Available for sale securities		$ 3,542
Derivatives	638	1,624
Liabilities:
Derivatives	39,561	2,334
Significant Other Observable Inputs (Level 2)
Assets:
Derivatives	638	1,624
Liabilities:
Derivatives	39,561	2,334
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities		$ 3,542